Segment information (Details 2)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplier A
Supplier accounting for more than 5% of Group's purchases	53%	55%	45%
Supplier B
Supplier accounting for more than 5% of Group's purchases	7%	8%	10%
Supplier C
Supplier accounting for more than 5% of Group's purchases	6%	7%	9%
Supplier D
Supplier accounting for more than 5% of Group's purchases	6%	7%	4%